Segment reporting - Information about major clients (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Disclosure of major customers [line items]
Revenue	€ 43,532	€ 17,910
Largest client
Disclosure of major customers [line items]
Revenue	26,600	16,300
Second largest client
Disclosure of major customers [line items]
Revenue	15,300	900
Third largest client
Disclosure of major customers [line items]
Revenue	€ 1,500	€ 500